Annual Operating Expenses {- Fidelity® Diversified International Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Retail Class
Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	1.05%